Leases (Tables)	6 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Supplemental Balance Sheet to Leases

Supplemental balance sheet information related to leases was as follows:

	September 30	As of March 31,
	2025	2026	2026
	RMB	RMB	US$
Operating lease:
Operating lease right-of-use assets	467,577	272,911	39,564
Current operating lease obligation	371,879	272,911	39,564
Noncurrent operating lease obligation	95,698	-	-
Total operating lease obligation	467,577	272,911	39,564

Other supplemental information about the Company’s operating lease as of:

March 31, 2026
Weighted average discount rate	4.75%
Weighted average remaining lease term (years)	0.75

Schedule of Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule as follows:

As of March 31,	RMB	US$
By March 31, 2027	277,152	40,180
	-	-
Total	277,152	40,180
Less imputed interest	(4,241)	(616)
Present value of operating lease liabilities	272,911	39,564
Less current portion of lease obligation	(272,911)	(39,564)
	-	-